Stock Options - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period		5 years	4 years
Number of shares, Granted			7,434	111,982
Intrinsic value per share of options			$ 189.77	$ 89.59
Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted		0	7,434	111,982
Intrinsic value per share of options		$ 7.18	$ 6.43
Cash payments received from exercise of options	$ 14,855	$ 42,140	$ 62,907	$ 32,555
Compensation costs	0	0	$ 22,443	$ 121,248
Unrecognized compensation costs	$ 0	$ 0
Minimum | Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period		2 years	2 years
Maximum | Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period		5 years	5 years